Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	Half year to 30 June 2019 £m	Half year to 30 June 2018 £m
Staff costs	641	691
Other administration expenses	356	411
Depreciation, amortisation and impairment	260	181

	1,257	1,283